Offerings	Nov. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	64,800
Proposed Maximum Offering Price per Unit	6.65
Maximum Aggregate Offering Price	$ 430,920.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 59.51
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall be deemed to also cover any additional shares of common stock, par value $0.001 per share (the "Common Stock"), of CervoMed Inc. (the "Registrant") that becomes issuable with respect to the securities identified in the above table, by reason of any stock splits, stock dividend, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other similar transactions. (2) This calculation is made solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The offering price per share and the aggregate offering price (i) with respect to shares of Common Stock subject to awards outstanding under the 2025 Plan (as defined below), are based on the weighted average exercise price of such awards, and (ii) with respect to shares of Common Stock reserved and available for issuance under the 2025 Plan, on the basis of $7.30, the average of the high and low prices of a share of Common Stock as reported on the Nasdaq Stock Market LLC on November 4, 2025. (3) Represents 800,000 shares of Common Stock of the Registrant available for issuance under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") including (i) 64,800 shares of Common Stock subject to outstanding awards with an average weighted exercise price of $6.65 and (ii) 735,200 shares of Common Stock reserved and available for future issuance.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	735,200
Proposed Maximum Offering Price per Unit	7.30
Maximum Aggregate Offering Price	$ 5,366,960.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 741.18
Offering Note	(1) In accordance with Rule 416 under the Securities Act, this Registration Statement on Form S-8 shall be deemed to also cover any additional shares Common Stock, of the Registrant that becomes issuable with respect to the securities identified in the above table, by reason of any stock splits, stock dividend, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other similar transactions. (2) This calculation is made solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The offering price per share and the aggregate offering price (i) with respect to shares of Common Stock subject to awards outstanding under the 2025 Plan (as defined below), are based on the weighted average exercise price of such awards, and (ii) with respect to shares of Common Stock reserved and available for issuance under the 2025 Plan, on the basis of $7.30, the average of the high and low prices of a share of Common Stock as reported on the Nasdaq Stock Market LLC on November 4, 2025. (3) Represents 800,000 shares of Common Stock of the Registrant available for issuance under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") including (i) 64,800 shares of Common Stock subject to outstanding awards with an average weighted exercise price of $6.65 and (ii) 735,200 shares of Common Stock reserved and available for future issuance.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	54,000
Proposed Maximum Offering Price per Unit	7.74
Maximum Aggregate Offering Price	$ 417,960.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 57.72
Offering Note	(1) In accordance with Rule 416 under the Securities Act, this Registration Statement on Form S-8 shall be deemed to also cover any additional shares of Common Stock, of the Registrant that becomes issuable with respect to the securities identified in the above table, by reason of any stock splits, stock dividend, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other similar transactions. (2) This calculation is made solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. (3) The number of shares of Common Stock stated above consists of up to an aggregate of 129,000 shares of Common Stock issuable upon the exercise of stock options (the "Inducement Options") granted to pursuant to non-qualified stock option agreements, by and between the Registrant and two employees, which Inducement Options were granted on June 9, 2025 and October 6, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4), as an inducement material to their entering into employment with the Registrant (collectively, the "Inducement Option Agreements"). The maximum number of shares which may be sold upon the exercise of the Inducement Options is subject to adjustment in accordance with certain anti-dilution and other provisions of the Inducement Option Agreements. Accordingly, pursuant to Rule 416 under the Securities Act, this registration statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any such anti-dilution and other provisions. (4) The offering price per share and the maximum aggregate offering price for shares issuable upon exercise of the Inducement Options are based on the exercise price of such options.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit	8.62
Maximum Aggregate Offering Price	$ 646,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89.28
Offering Note	(1) In accordance with Rule 416 under the Securities Act, this Registration Statement on Form S-8 shall be deemed to also cover any additional shares of Common Stock, of the Registrant that becomes issuable with respect to the securities identified in the above table, by reason of any stock splits, stock dividend, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other similar transactions. (2) This calculation is made solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. (3) The number of shares of Common Stock stated above consists of up to an aggregate of 129,000 shares of Common Stock issuable upon the exercise of stock options (the "Inducement Options") granted to pursuant to non-qualified stock option agreements, by and between the Registrant and two employees, which Inducement Options were granted on June 9, 2025 and October 6, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4), as an inducement material to their entering into employment with the Registrant (collectively, the "Inducement Option Agreements"). The maximum number of shares which may be sold upon the exercise of the Inducement Options is subject to adjustment in accordance with certain anti-dilution and other provisions of the Inducement Option Agreements. Accordingly, pursuant to Rule 416 under the Securities Act, this registration statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any such anti-dilution and other provisions. (4) The offering price per share and the maximum aggregate offering price for shares issuable upon exercise of the Inducement Options are based on the exercise price of such options.